Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in Shares)	1,499,838	1,176,477	536,908
Common stock, shares outstanding (in Shares)	1,499,838	1,176,477	536,908
Series A Convertible Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000	10,000	10,000
Preferred stock, shares issued (in Shares)	17.488	17.488	17.488
Preferred stock, shares outstanding (in Shares)	17.488	17.488	17.488
Series B Convertible Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000	1,000	1,000
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, shares outstanding (in Shares)	0	0	0
Series C Convertible Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	100,000	100,000	100,000
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, shares outstanding (in Shares)	0	0	0